Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
Columbia Select Global Equity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,423		$ 9,565	$ 11,957	$ 12,377	$ 15,138	$ 18,038	$ 25,056	$ 17,862	$ 19,670	$ 26,369	$ 31,411
Columbia Select Global Equity Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		10,066	12,494	12,842	15,573	18,428	25,409	17,975	19,640	26,149	30,905
Columbia Select Global Equity Fund-Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,169	12,746	13,236	16,214	19,382	26,979	19,285	21,279	28,613	34,157
Columbia Select Global Equity Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,189	12,781	13,281	16,279	19,476	27,115	19,393	21,413	28,796	34,377
Columbia Select Global Equity Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,150	12,731	13,232	16,232	19,412	27,046	19,348	21,381	28,766	34,369
MSCI ACWI Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net)
Accumulated Value	$ 10,000		$ 10,205	$ 12,573	$ 12,508	$ 14,082	$ 14,771	$ 20,277	$ 16,230	$ 17,935	$ 23,816	$ 29,208